Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and other intangible assets
Note 7 — Goodwill and other intangible assets
Changes in the carrying amount of goodwill, by reporting segment, for 2010 and 2009 are as follows:

	Medical	Aerospace	Commercial	Total
	(Dollars in thousands)
Balance as of January 1, 2010
Goodwill	$1,444,354	$6,728	$15,087	$1,466,169
Accumulated impairment losses	—	(6,728)	—	(6,728)

	1,444,354	—	15,087	1,459,441
Goodwill related to dispositions	(9,224)	—	(7,597)	(16,821)
Adjustments	(180)	—	—	(180)
Translation adjustment	(29)	—	—	(29)

Balance as of December 31, 2010
Goodwill	1,434,921	6,728	7,490	1,449,139
Accumulated impairment losses	—	(6,728)	—	(6,728)

	$1,434,921	$—	$7,490	$1,442,411

	Medical	Aerospace	Commercial	Total
	(Dollars in thousands)
Balance as of January 1, 2009
Goodwill	$1,426,031	$6,996	$57,544	$1,490,571
Accumulated impairment losses	—	—	(16,448)	(16,448)

	1,426,031	6,996	41,096	1,474,123
Discontinued operation impairment loss	—	(6,728)	—	(6,728)
Goodwill related to acquisitions	214	—	—	214
Goodwill related to dispositions	—	(268)	(26,009)	(26,277)
Adjustments(1)	(3,093)	—	—	(3,093)
Translation adjustment	21,202	—	—	21,202

Balance as of December 31, 2009
Goodwill	1,444,354	6,728	15,087	1,466,169
Accumulated impairment losses	—	(6,728)	—	(6,728)

	$1,444,354	$—	$15,087	$1,459,441

(1)	Goodwill adjustments relate primarily to the finalization of the purchase price allocation for the Arrow acquisition.
Intangible assets at year end consisted of the following:

	Gross Carrying Amount		Accumulated Amortization
	2010	2009	2010	2009
	(Dollars in thousands)
Customer lists	$553,923	$559,207	$98,013	$74,047
Intellectual property	207,248	208,247	77,166	59,824
Distribution rights	16,728	22,094	13,016	17,066
Trade names	332,049	336,673	3,231	3,708

	$1,109,948	$1,126,221	$191,426	$154,645

Amortization expense related to intangible assets was $43.1 million, $43.5 million, and $43.6 million for 2010, 2009 and 2008, respectively. Estimated annual amortization expense for each of the five succeeding years is as follows:

(Dollars in thousands)
2011	$42,600
2012	42,400
2013	41,600
2014	37,400
2015	31,500